Income tax - Disclosure of deferred tax assets and liabilities by nature (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 116,006	€ 77,558	€ 61,743
Deferred tax liabilities	444	1,427	680
Deferred tax assets, net	115,562	76,130	61,063
Unrecognized deferred tax assets	(115,562)	(76,130)	(61,063)
Total deferred taxes, net recognized in the statement of financial position	0	0	0
Retirement benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	157	152	184
Subsidies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	24	50	85
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	135	0	0
Deferred tax liabilities	124	0	0
Other financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	351	198	35
Deferred tax liabilities	285	1,377	590
Tax losses carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	114,946	77,207	61,524
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	417	0	0
Deferred tax liabilities	€ 10	€ 0	€ 5